BNMC Continuation Cars LLC Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
BNMC Continuation Cars LLC Business Combination [Abstract]
Schedule of Purchase Price Accounted to Business Combination	The purchase price was allocated as follows:
Consideration shares (1)	$1,250,000
Transaction costs	87,062
Total purchase consideration	1,337,062
Less: Cash deposits	(137,116)
Inventory	(27,964)
Deferred revenue	137,116
Total purchase consideration to be allocated	1,309,098
Less: fair value of intangible asset	18,000
Goodwill	$1,291,098

(1)	Includes $950,000 of consideration shares and an additional $300,000 of consideration that was 100% probable at the time of close.
. The purchase price was allocated as follows:
Consideration shares (1)	$1,250,000
Transaction costs	87,062
Total purchase consideration	1,337,062
Less: Cash deposits	(137,116)
Inventory	(27,964)
Deferred revenue	137,116
Total purchase consideration to be allocated	1,309,098
Less: fair value of intangible asset	18,000
Goodwill	$1,291,098

(1)	Includes $950,000 of consideration shares and an additional $300,000 of consideration that was 100% probable at the time of close.

Schedule of Fair Value and Useful Life of Brand Name
	Fair value	Useful life
Brand name	$18,000	2
Less: accumulated amortization	(6000)
Barnd name, net	12,000